Equity Incentive Plans	6 Months Ended
Jun. 30, 2015
Equity Incentive Plans [Abstract]
Equity Incentive Plans
12.      Equity Incentive Plans:
Details of the Company's 2013 and 2014 Equity Incentive Plans and share awards granted up to December 31, 2014 are discussed in Note 14 of the Company's consolidated financial statements for the year ended December 31, 2014, included in the Company's annual report on Form 20-F, filed with the SEC on April 8, 2015.
On April 13, 2015 the Company's Board of Directors adopted the 2015 Equity Incentive Plan and reserved for issuance 1,400,000 common shares thereunder. In addition, on the same date, 676,150 restricted common shares were granted to certain directors, former directors, officers and employees, which will vest on April 13, 2016. The fair value of each restricted share was $3.55, which was determined by reference to the closing price of the Company's common shares on the grant date.
On April 13, 2015, the Company's Board of Directors also added share options to the Company's executive compensation strategy in order to attract and retain executives and to motivate them to execute the Company's business plan. On the same date, the Board of Directors granted share purchase options of up to 521,250 common shares to certain executive officers, at an option exercise price of $5.50 per share. These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised.
The fair value of all share option awards was calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the share option awards is set out below:
- Option type: Bermudan call option
- Grant Date: April 13, 2015
- Expected term: Given the absence of expected dividend payments (discussed below), the Company expects that it is optimal for the holders of the granted options to avoid early exercise of the options. As a result, the Company assumes that the expected term of the options is their contractual term (i.e. five years from the grant date).
- Expected volatility: The Company used the historical volatility of the common shares to estimate the volatility of the price of the shares underlying the share option awards. The final expected volatility estimate, which is based on historical volatility for the two years preceding the grant date, was 59.274%.
- Expected dividends: The Company does not currently pay any dividends to its shareholders, and the Company's loan agreements contain restrictions and limitations on dividend payments. Based on the foregoing, the outstanding newbuilding orderbook of the Company and the market conditions prevailing currently in the dry bulk industry, the Company's management determined for purposes of this calculation that the Company is not expected to pay dividends before the expiration of the share options.
- Dilution adjustment: Compared to the number of common shares outstanding, the Company's management considers the overall number of shares covered by the options as immaterial, so no dilution adjustment was incorporated in the valuation model.
- Risk-free rate: The Company has elected to employ the risk-free yield-to-maturity rate to match the expected term of the options (which as explained above is five years from the grant date). As of the grant date, the yield-to-maturity rate of five-year U.S. Government bonds was approximately 1.3%.
All non vested shares and options vest according to the terms and conditions of the applicable agreements with the Company. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared.  The dividends with respect to these shares are forfeitable. Share options have no voting or other shareholder rights.
The Company currently expects that there will be no forfeitures of non-vested shares or options.  The shares which are issued in accordance with the terms of the Company's equity incentive plans or awards remain restricted until they vest.  For the six month periods ended June 30, 2014 and 2015, total share based compensation cost was $1,903 and $1,407, respectively, and is included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.
A summary of the status of the Company's non-vested share options and restricted shares as of June 30, 2015 and the movement during the six month periods ended June 30, 2014 and 2015, respectively, is presented below.

	Shares	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2015	-	$-	$-
Granted	521,250	5.5	1.4121
Outstanding as of June 30, 2015	521,250	$5.5	$1.4121

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2014	276,667	$7.46
Granted	402,167	10.86
Vested	(266,000)	7.65
Unvested as at June 30, 2014	412,834	$10.65

Unvested as at January 1, 2015	394,167	$10.86
Granted	676,150	3.55
Vested	(394,167)	10.86
Unvested as at June 30, 2015	676,150	$3.55

The estimated compensation cost relating to non-vested share option and restricted share awards not yet recognized was $704 and $1,884, respectively, as of June 30, 2015 and is expected to be recognized over the weighted average period of 4.79 years and 0.79 years, respectively.